Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of currency exposure

The Group’s currency exposure based on the information provided to key management is as follows:

	SGD	USD	MYR	Total
	US$	US$	US$	US$
December 31, 2024
Financial assets
Cash and cash equivalents	270,772	362,977	1,133	634,882
Trade and other receivables	1,021,680	18,862	-	1,040,542
	1,292,452	381,839	1,133	1,675,424

Financial liabilities
Trade and other payables	3,754,629	683,017	12,304	4,449,950
Borrowings	4,319,182	-	-	4,319,182
Lease liabilities	2,147,956	-	-	2,147,956
	10,221,767	683,017	12,304	10,917,088
Net financial liabilities	(8,929,315)	(301,178)	(11,171)	(9,241,664)

Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency	(8,929,315)	(301,178)	(11,171)	(9,241,664)

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023

23. Financial risk management (continued)

(a)	Market risk (continued)

(i)	Currency risk (continued)

	SGD	USD	Total
	US$	US$	US$
December 31, 2023
Financial assets
Cash and cash equivalents	248,391	118,370	366,761
Trade and other receivables	1,001,109	31,413	1,032,522
Prepaid forward purchase agreement	-	969	969
	1,249,500	150,752	1,400,252

Financial liabilities
Trade and other payables	5,189,728	1,370,831	6,560,559
Borrowings	5,778,479	-	5,778,479
Deferred underwriting fee payable	-	2,753,125	2,753,125
Lease liabilities	2,166,806	-	2,166,806
	13,135,013	4,123,956	17,258,969
Net financial liabilities	(11,885,513)	(3,973,204)	(15,858,717)

Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency	(11,885,513)	(3,973,204)	(15,858,717)

Schedule of tax rate effect

	Increase/(decrease)
	in profit or loss before tax
	2024	2023
	US$	US$
SGD against USD
- strengthened	(892,932)	(1,188,551)
- weakened	892,932	1,188,551

MYR against USD
- strengthened	(1,117)	-
- weakened	1,117	-

Schedule of group’s exposure to credit risk and ECLs for trade receivables

The following table provides information about the Group’s exposure to credit risk and ECLs for trade receivables:

2024

		Gross
	Expected	carrying	Loss
	loss	amount	allowance
	rate	US$	US$

Current (not past due)	0%	566,787	-
Less than 3 months past due	3%	120,572	3,420
More than 6 months past due	100%	44,271	44,271
		731,630	47,691

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023

23. Financial risk management (continued)

(b)	Credit risk (continued)

(ii)	Impairment of trade receivables (continued)

2023

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
		US$	US$

Current (not past due)	0%	406,305	-
Less than 3 months past due	5%	59,333	3,218
More than 6 months past due	100%	43,550	43,550
		509,188	46,768

Schedule of movements in loss allowance for trade receivables	The movements in loss allowance for trade receivables during the years are as follows:
	2024	2023
	US$	US$
At January 1	46,768	46,768
Foreign exchange adjustment	923	-
At December 31	47,691	46,768

Schedule of liquidity risk

The table below analyses non-derivative financial liabilities of the Group based on the remaining period from December 31, 2024 to the contractual maturity date. The amounts disclosed in the table below are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying amounts as the impact of discounting is not significant.

	Less than	Between	More than
	1 year	2 and 5 years	5 years
	US$	US$	US$

At December 31, 2024
Trade and other payables	4,449,950	-	-
Borrowings	3,039,021	1,407,585	-
Lease liabilities	278,197	452,919	2,040,342
	7,767,168	1,860,504	2,040,342

At December 31, 2023
Trade and other payables	6,540,559	-	-
Deferred underwriting fee payable	2,753,125	-	-
Borrowings	5,953,741	112,880	-
Lease liabilities	192,282	256,215	1,718,309
	15,439,707	369,095	1,718,209

Schedule of financial instruments

The carrying amounts of the different categories of financial instruments are as follows:

	2024	2023
	US$	US$

Financial assets, at amortised cost	1,434,788	874,477
Financial liabilities, at amortised cost	9,891,805	15,150,956